Income Tax Expense - Deferred Tax Assets That Have Not Been Recognized (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unutilized tax losses	¥ 404,215	$ 62,463	¥ 414,226
Unutilized capital allowances and investment allowances	105,622	16,322	107,613
Other unrecognized temporary differences relating to asset impairment and deferred grants	204,423	31,589	215,296
Deferred tax assets have not been recognised	¥ 714,260	$ 110,374	¥ 737,135